7. Prepayments and other current assets (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2014	Dec. 31, 2013
ZHEJIANG TIANLAN
Contracts costs incurred plus estimated earnings	¥ 207,632	¥ 548,026
Less: Progress billings	(53,723)	(424,397)
Cost and estimated earnings in excess of billings	153,909	123,629
ZHEJIANG JIAHUAN
Prepayments and other receivables	11,333	5,141
Deposits	3,067	3,185
Prepayments and other current assets	¥ 14,400	¥ 8,326